GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	June 30,	December 31,
	2021	2020
Beginning of year	$—	$—
Acquired goodwill	1,275,938	—
Impairment	—	—
Total goodwill	$1,275,938	$—

	December 31,	December 31,
	2020	2019
Beginning of year	$—	$—
Acquired goodwill	—	61,000
Impairment	—	(61,000)
Total goodwill	$—	$—

Schedule of finite lived intangible assets

	June 30, 2021			December 31, 2020
Trademark (HighDrate)	$81,750	$81,750
Website Development (Ooh La Lemin)			12,201	—
Less: Accumulated Amortization			(16,859)	(12,262)
Total Intangible Asset			$77,092	$69,488

	December 31, 2020	December 31, 2019
Trademark (HighDrate)	$81,750	$81,750
Less: Accumulated Amortization	(12,262)	(4,087)
Total Intangible Asset	$69,488	$77,663

Schedule of finite lived intangible assets future amortization expense

Fiscal year ending:
December 31, 2021 (remaining 6 months)	4,697
December 31, 2022	9,395
December 31, 2023	9,395
December 31, 2024	9,395
December 31, 2025	9,395
Thereafter	34,815
Finite-Lived Intangible Assets, Net	$77,092

Fiscal year ending:
December 31, 2021	8,175
December 31, 2022	8,175
December 31, 2023	8,175
December 31, 2024	8,175
December 31, 2025	8,175
Thereafter	28,613
Finite-Lived Intangible Assets, Net	$69,488